STATEMENTS OF CHANGES IN TEMPORARY EQUITY AND STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands		Total	Common stocks	Treasury stocks	Additional paid-in capital	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2018		60,813,980
Beginning balance at Dec. 31, 2018		$ 48,001
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series F preferred stocks, net of issuance cost (in shares)		12,876,360
Issuance of Series F preferred stocks, net of issuance cost		$ 29,692
Accretion of preferred stocks to redemption value		$ 2,007
Ending balance (in shares) at Dec. 31, 2019		73,690,340
Ending balance at Dec. 31, 2019		$ 79,700
Beginning balance (in shares) at Dec. 31, 2018			15,754,951	1,914,328
Balance at Dec. 31, 2018		(33,923)	$ 2	$ (1,629)	$ 4,588	$ (36,884)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of preferred stocks to redemption value		(2,007)			(2,007)
Stock-based compensation		378			378
Stock options exercised (in shares)			214,309
Stock options exercised		99			99
Net loss		(7,334)				(7,334)
Ending balance (in shares) at Dec. 31, 2019			15,969,260	1,914,328
Balance at Dec. 31, 2019		(42,787)	$ 2	$ (1,629)	3,058	(44,218)
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of preferred stocks to redemption value		$ 7,297
Ending balance (in shares) at Dec. 31, 2020		73,690,340
Ending balance at Dec. 31, 2020	[1]	$ 86,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of preferred stocks to redemption value		(7,297)			(4,214)	(3,083)
Capital contribution		504			504
Stock-based compensation		584			584
Stock options exercised (in shares)			306,349
Stock options exercised		78			78
Net loss		(812)				(812)
Ending balance (in shares) at Dec. 31, 2020			16,275,609	1,914,328
Balance at Dec. 31, 2020		(49,730)	$ 2	$ (1,629)	10	(48,113)
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of preferred stocks to redemption value		$ 77,063
Conversion of redeemable convertible preferred stock into common stock (in shares)		(73,690,340)
Conversion of redeemable convertible preferred stock into common stock		$ (164,060)
Ending balance (in shares) at Dec. 31, 2021		0
Ending balance at Dec. 31, 2021	[1]	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of preferred stocks to redemption value		(77,063)			(4,172)	(72,891)
Conversion of redeemable convertible preferred stock into common stock (in shares)			73,690,340
Conversion of redeemable convertible preferred stock into common stock		164,060	$ 7		164,053
Reverse recapitalization, net (in shares)			25,154,340	(1,914,328)
Reverse recapitalization, net		126,026	$ 3	$ 1,629	124,394
Conversion of Legacy Innovid warrants ( in shares)			507,994
Conversion of Legacy Innovid Warrants		5,080			5,080
Warrant exercised (in shares)	[2]		132,392
Stock-based compensation		3,273			3,273
Stock options exercised (in shares)			3,256,705
Stock options exercised		1,081			1,081
Net loss		(11,472)				(11,472)
Ending balance (in shares) at Dec. 31, 2021			119,017,380	0
Balance at Dec. 31, 2021		$ 161,255	$ 12	$ 0	$ 293,719	$ (132,476)

[1]	Prior period results have been adjusted to reflect the exchange of Innovid Inc’s common stock for Innovid Corp’s common stock at an exchange ratio of approximately 1.337 as a result of the Transaction. See Note 5, “Transaction and Business Combination” in the notes to the consolidated financial statements for further details.
[2]	The warrant was exercised in November 2021 and was net share settled.